Schedule of Investments (unaudited)
July 31, 2026
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 Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.3%
Alabama — 5.1%
Black Belt Energy Gas District, AL, Gas Project Revenue, Series D-1, Refunding	5.500%	2/1/29	$200,000	$208,534 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,581,894
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,065,400
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,039,448
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	290,000	279,922 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	233,966 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	365,073
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	525,000	535,515 (a)(b)
Series D	5.000%	9/1/35	1,400,000	1,484,232
Total Alabama				7,793,984
Alaska — 0.6%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	251,142 (c)
Northern Tobacco Securitization Corp., AK, Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	209,873
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/36	400,000	404,080
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/50	120,000	115,353
Total Alaska				980,448
Arizona — 5.0%
Arizona State, IDA Education Revenue, CHF Arizona LLC, University of Arizona Project, Series A, BAM	5.000%	7/1/51	200,000	203,519
Arizona, AZ, IDA Revenue, Doral Academy of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	381,832 (d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	807,374 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	252,807 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	600,000	604,805 (a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,000,186 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	460,958 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	190,172 (d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	950,000	950,005 (d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,195,755
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,534,725
Total Arizona				7,582,138
California — 11.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	600,000	612,459
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	501,086
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	$1,500,000	$1,531,568 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	518,390 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	250,000	257,031 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,300,000	1,361,514 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	550,000	587,096
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	500,000	529,170 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	385,279 (d)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	705,992 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.000%	9/1/60	500,000	509,344
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	712,993 (d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/36	250,000	250,659 (d)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	504,073
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bonds, Series A, BAM	4.000%	12/1/45	750,000	723,016
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,180,557
Series C	7.000%	11/1/34	2,000,000	2,339,443
Series C	6.500%	11/1/39	2,000,000	2,361,114
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	300,000	313,023
Community Facilities District No 2023-1	5.625%	9/1/53	525,000	531,588
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	1,000,000	1,002,318 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	200,000	200,914
Total California				17,618,627
Colorado — 1.4%
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/23/26	250,000	250,000 (a)(b)
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	400,000	400,783
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	145,284
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	500,290
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	300,000	318,056 (d)
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	497,379
Total Colorado				2,111,792
Connecticut — 1.1%
Aquarion, CT, Water System Authority Revenue:
CAB, Series C	0.000%	8/1/50	250,000	73,190
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
CAB, Series E, BAM	0.000%	8/1/45	$250,000	$100,302
Series A	5.250%	8/1/43	300,000	327,168
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	510,355
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	601,726
Total Connecticut				1,612,741
District of Columbia — 0.4%

Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	600,000	639,392 (c)
Florida — 5.3%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	2,500,000	2,140,992 (c)
Series 2022	5.500%	9/1/52	1,000,000	1,027,107 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A	5.000%	6/15/40	650,000	651,354
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	150,000	130,731
Miami-Dade County, FL, EFA Revenue:
University of Miami, Series 2026	5.000%	4/1/37	100,000	110,248
University of Miami, Series 2026	5.000%	4/1/47	100,000	103,617
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	756,703 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	102,761 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	252,233
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	200,000	188,826
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	357,936
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,491,577
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	88,641
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	323,879
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3 *(e)(f)(g)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	354,090 (d)
Total Florida				8,080,698
Georgia — 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	355,225
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	254,245
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	250,000	240,520
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	255,361
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	150,667
Series C	5.000%	9/1/30	250,000	262,658 (a)(b)
Total Georgia				1,518,676
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hawaii — 0.2%

Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	$350,000	$297,303
Illinois — 12.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	994,911
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	900,000	814,726
Series A	5.000%	12/1/39	1,250,000	1,199,877
Series C, Refunding, AG	5.000%	12/1/32	1,750,000	1,804,036
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	563,676
Series A	5.500%	1/1/49	150,000	150,158
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	508,652 (c)
Senior Lien, Series G	5.000%	1/1/42	500,000	501,338 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,000,582
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	509,135
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	300,286
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	502,413
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	250,000	257,733 (d)
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	250,000	231,878 (d)
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	350,000	355,568 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	260,873
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	302,927
Series A	5.000%	3/1/37	1,250,000	1,307,107
Series A	5.000%	3/1/46	500,000	506,483
Series A, Refunding	5.000%	10/1/29	1,100,000	1,142,134
Series A, Refunding	5.000%	10/1/30	550,000	570,860
Series B, Refunding	5.000%	9/1/27	400,000	408,777
Series D	5.000%	11/1/27	1,150,000	1,179,347
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	344,870
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	500,000	464,691
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	871,260
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	248,169
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,273,955
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	715,000	753,891
Total Illinois				19,330,313
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	$500,000	$466,645
Marion General Hospital, Series A	4.000%	7/1/45	200,000	174,500
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	204,100
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,056,995
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	1,100,000	1,075,340 (c)(d)
Total Indiana				2,977,580
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	127,596
Kentucky — 0.9%
Kentucky State Bond Development Corp., Student Housing Revenue, Collegiate Housing Foundation-Bowling Green LLC, Series A, AG	5.000%	7/1/46	185,000	189,376
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	200,000	210,365 (a)(b)
Series C, Refunding	5.000%	5/1/36	900,000	932,743
Total Kentucky				1,332,484
Louisiana — 1.1%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	702,950
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	434,751
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	509,582 (a)(b)
Total Louisiana				1,647,283
Maryland — 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	305,327
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	404,765 (c)
Maryland State Health & Higher EFA Revenue, Frederick Health System, Refunding	4.000%	7/1/40	300,000	277,578
Total Maryland				987,670
Massachusetts — 0.3%

Massachusetts State DFA Revenue, Northeastern University, Refunding	5.000%	10/1/44	500,000	520,806
Michigan — 1.0%
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	700,000	764,673
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	336,519
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	226,772
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	251,427 (c)
Total Michigan				1,579,391
Missouri — 1.8%
Missouri State HEFA Revenue, Series A, Refunding	5.250%	2/1/44	700,000	721,882
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,001,657
Total Missouri				2,723,539
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	$500,000	$467,361
Nevada — 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	300,006 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	477,679 (d)
Total Nevada				777,685
New Hampshire — 2.0%
National Finance Authority, NH, Revenue:
PPDC Lockhart Housing Project, Series A-1	5.000%	12/1/46	825,000	815,034
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	350,000	353,813
Series A	5.000%	8/1/56	250,000	248,294 (h)
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	850,000	911,927
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	800,000	781,867
Total New Hampshire				3,110,935
New Jersey — 5.4%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,501,239 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	655,735 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA, Refunding	5.000%	6/15/42	4,000,000	4,233,007
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,016,562
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	700,000	740,643
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	150,345
Total New Jersey				8,297,531
New Mexico — 0.4%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	400,000	421,397 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	232,050
Total New Mexico				653,447
New York — 10.9%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	735,000	781,219
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	283,332 (d)
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	5.250%	9/1/56	350,000	364,582 (h)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	269,967
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	223,777
Series A-2	5.000%	5/15/30	400,000	423,491 (a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	698,392
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	270,422
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,307,066
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	$500,000	$443,388
New York State Liberty Development Corp. Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,206,660 (d)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	528,320
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	750,000	695,161
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	763,786 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	400,000	441,054 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	300,000	318,106 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	236,141 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,230,077 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/42	500,000	469,733
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	152,107 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	350,000	330,170 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	98,207 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	300,042 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	492,039 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	906,591 (c)
Troy, NY, Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	465,219
Total New York				16,699,049
North Carolina — 0.3%

North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	500,442
North Dakota — 0.3%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	600,000	436,254
Ohio — 0.9%
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	336,710 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	140,000	140,597 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	691,985 (c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	250,000	250,272
Total Ohio				1,419,564
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oklahoma — 0.3%

Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	$500,000	$503,152
Oregon — 0.3%

Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	502,977
Pennsylvania — 3.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	330,120
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/28	135,000	135,112
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	477,488
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	500,000	484,690
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	565,000	603,714 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,622,602 (c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	400,000	391,923 (d)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	512,103
Total Pennsylvania				5,557,752
Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	92,000	89,428
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	446,137
Restructured, Series A-1	4.550%	7/1/40	50,000	49,547
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,871,406
Restructured, Series A-1	5.000%	7/1/58	880,000	846,818
Restructured, Series A-2	4.329%	7/1/40	530,000	518,077
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,367,507
Total Puerto Rico				6,188,920
Rhode Island — 0.1%

Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Subordinated Series B, AG	5.625%	7/1/65	200,000	200,276
South Carolina — 0.6%
South Carolina State Jobs EDA Revenue, International Paper Company Project, Series A, Refunding	3.950%	4/1/33	600,000	604,222 (c)
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	364,051
Total South Carolina				968,273
Tennessee — 0.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	449,764
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	350,000	361,286
Total Tennessee				811,050
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — 5.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	$450,000	$451,743 (d)
Uplift Education, Series A, Refunding	5.000%	12/1/46	200,000	196,772
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	500,059
Austin, TX, Airport System Revenue:
Series B	5.000%	11/15/39	600,000	613,622 (c)
Series B, Refunding	5.000%	11/15/42	600,000	626,314 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	439,911
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/38	750,000	795,541 (c)
Harris County, TX, GO, Series A, Refunding	5.250%	9/15/56	250,000	260,818 (h)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,061 (c)
Series 2017	5.000%	11/1/36	20,000	20,048 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	150,000	154,867 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	400,000	341,487
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	249,911
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	703,326
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	310,882 (c)
Texas State Transportation Commission, GO, Highway Improvement, Series 2026, Refunding	5.000%	4/1/42	2,250,000	2,427,657
Total Texas				8,113,019
Utah — 0.6%
Utah State Charter School Finance Authority, Charter School Revenue, Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	355,463
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	552,151
Total Utah				907,614
Virginia — 1.2%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/34	200,000	208,346
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,033,392 (c)
Senior Lien, I-495 High Occupancy Toll Lanes Project, Refunding	5.000%	12/31/47	500,000	502,437 (c)
Total Virginia				1,744,175
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	516,887 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	488,396
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	370,000	351,687 (d)
Total Washington				1,356,970
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	153,068 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — 1.4%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	$300,000	$301,434
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	100,491
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AG	4.000%	7/1/45	600,000	541,581
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	1,000,000	967,189
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	189,216 (d)
Total Wisconsin				2,099,911

Total Municipal Bonds (Cost — $142,822,746)				140,931,886
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 3.3%
New York — 3.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,440,000	1,498,149
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	1,740,000	1,608,382
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,800,000	1,867,923

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,059,875)				4,974,454
Total Investments before Short-Term Investments (Cost — $147,882,621)				145,906,340

Short-Term Investments — 5.5%
Municipal Bonds — 5.5%
Arizona — 0.2%

Arizona State, IDA Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	2.950%	2/1/48	300,000	300,000 (j)(k)
Colorado — 0.1%

Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	3.050%	12/1/52	200,000	200,000 (j)(k)
Florida — 1.5%

Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	2.950%	11/1/38	2,300,000	2,300,000 (j)(k)
Georgia — 0.1%

Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	3.230%	11/1/62	100,000	100,000 (c)(j)(k)
Illinois — 0.1%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series A, LOC - TD Bank N.A.	2.950%	8/1/44	100,000	100,000 (j)(k)
Iowa — 0.1%

Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA / FNMA / FHLMC	2.160%	1/1/49	100,000	100,000 (j)(k)
Massachusetts — 0.0%††

Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	2.000%	7/1/27	100,000	100,000 (j)(k)
Michigan — 0.1%

Grand Valley State University, MI, General Revenue, Series B, Refunding, LOC - TD Bank N.A.	2.160%	12/1/31	100,000	100,000 (j)(k)
Mississippi — 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	3.050%	11/1/35	250,000	250,000 (j)(k)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — continued
Chevron USA Inc. Project, Series G	3.150%	11/1/35	$315,000	$315,000 (j)(k)
Total Mississippi				565,000
Missouri — 0.5%

Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	2.150%	5/15/38	800,000	800,000 (j)(k)
Nevada — 0.1%

Nevada State Housing Division, Multi-Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	2.250%	4/15/33	100,000	100,000 (c)(j)(k)
New Mexico — 0.3%

New Mexico State Hospital Equipment Loan Council, Hospital System Revenue, Presbyterian Health Care Services, Series B, Refunding, SPA - JPMorgan Chase & Co.	3.050%	8/1/34	500,000	500,000 (j)(k)
New York — 1.1%
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	3.050%	11/15/50	300,000	300,000 (j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	2.950%	6/15/48	100,000	100,000 (j)(k)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	3.100%	8/1/43	100,000	100,000 (j)(k)
New York State HFA Revenue, Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	2.400%	5/15/37	1,200,000	1,200,000 (c)(j)(k)
Total New York				1,700,000
Pennsylvania — 0.6%
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series B, LOC - TD Bank N.A.	2.950%	8/15/54	100,000	100,000 (j)(k)
Pennsylvania State HFA, Single Family Mortgage Revenue, Series B, SPA - TD Bank N.A.	2.150%	10/1/50	200,000	200,000 (j)(k)
Pennsylvania State Turnpike Commission Revenue, Series B, Refunding, LOC - TD Bank N.A.	2.160%	12/1/43	300,000	300,000 (j)(k)
Philadelphia, PA, IDA, Gift of Life Donor Program Project, LOC - TD Bank N.A.	2.170%	12/1/34	400,000	400,000 (j)(k)
Total Pennsylvania				1,000,000
Texas — 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series 2, LOC - TD Bank N.A.	2.150%	10/1/45	155,000	155,000 (j)(k)
Houston, TX, Combined Utility System Revenue, Series B-4, Refunding, SPA - JPMorgan Chase & Co.	2.190%	5/15/34	100,000	100,000 (j)(k)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	2.750%	11/15/50	100,000	100,000 (j)(k)
Total Texas				355,000
Wisconsin — 0.1%
Wisconsin State Housing and EDA Revenue, Series E, Refunding, SPA - FHLB	2.400%	9/1/35	100,000	100,000 (c)(j)(k)

Total Municipal Bonds (Cost — $8,420,000)				8,420,000
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $19,122)	3.606%	19,122	$19,122 (l)(m)

Total Short-Term Investments (Cost — $8,439,122)			8,439,122
Total Investments — 101.1% (Cost — $156,321,743)			154,345,462
TOB Floating Rate Notes — (1.8)%			(2,730,000)
Other Assets in Excess of Other Liabilities — 0.7%			1,024,748
Total Net Assets — 100.0%			$152,640,210

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of July 31, 2026.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $19,122 and the cost was $19,122 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity. The Fund may invest in municipal obligations rated below investment grade or unrated, if determined to be of equivalent quality, without limit. Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$140,931,883	$3	$140,931,886
Municipal Bonds Deposited in Tender Option Bond Trusts	—	4,974,454	—	4,974,454
Total Long-Term Investments	—	145,906,337	3	145,906,340
Short-Term Investments†:
Municipal Bonds	—	8,420,000	—	8,420,000
Money Market Funds	$19,122	—	—	19,122
Total Short-Term Investments	19,122	8,420,000	—	8,439,122
Total Investments	$19,122	$154,326,337	$3	$154,345,462

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$39,764	$2,673,248	2,673,248	$2,693,890	2,693,890

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,463	—	$19,122

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report